Long-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Long-Term Borrowings [Abstract]
Long-term borrowings	¥ 10,000	¥ 3,000		$ 1,370
Interest expenses	¥ 251	¥ 24	¥ 52